Accumulated Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated Other Comprehensive Income (Loss) [Line Items]
Currency translation adjustments	$ 7,609	$ 18,956
Currency impact on long term funding	(20,913)	(20,111)
Tax on currency impact on long term funding	1,540	1,246
Actuarial gain on defined benefit pension plan (note 9)	(4,060)	305	1,514
Unrealised capital gain(loss) - investments (note 3)	(622)
Total	$ (16,446)	$ 396